Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of financial assets measured at fair value on a recurring basis

	December 31, 2019
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Corporate bonds	$-	$5,488	$-	$5,488
Convertible bonds	-	1,112	-	1,112

Total financial assets	$-	$6,600	$-	$6,600

Liabilities:
Contingent consideration	$-	$-	$5,964	$5,964

Total financials liabilities	$-	$-	$5,964	$5,964

	December 31, 2018
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Corporate bonds	$-	$8,757	$-	$8,757
Convertible bonds	-	1,156	-	1,156

Total financial assets	$-	$9,913	$-	$9,913

Liabilities:
Contingent consideration	$-	$-	$414	$414

Total financials liabilities	$-	$-	$414	$414

Schedule of fair value measurements using significant unobservable inputs

	December 31,
	2019	2018

Opening balance	$414	$1,333
Increase in contingent consideration due to acquisitions	5,851	124
Payment of contingent consideration	(585)	(974)
Increase in fair value of contingent consideration	255	210
Decrease in fair value of contingent consideration	-	(248)
Amortization of interest and exchange rate	29	(31)

Closing balance	$5,964	$414